Federated Hermes Conservative Microshort Fund
Portfolio of Investments
November 30, 2022 (unaudited)
Principal Amount or Shares			Value
	[1]	COMMERCIAL PAPER—32.9%
		Banking—1.2%
$ 1,500,000		National Australia Bank Ltd., Melbourne, 3.844%, 6/15/2023	$ 1,458,211
		Chemicals—3.1%
3,800,000		BASF SE, 4.009%, 12/19/2022	3,791,998
		Electric Power—9.3%
5,700,000		Avangrid, Inc., 4.212% - 4.213%, 12/15/2022	5,689,935
5,500,000		Duke Energy Corp., 4.178%, 12/8/2022	5,494,957
		TOTAL	11,184,892
		Electrical Equipment—5.0%
6,000,000		Eaton Corp., 4.040%, 12/1/2022	5,999,319
		Energy - Midstream—4.6%
5,500,000		Energy Transfer LP, 4.501%, 12/1/2022	5,499,320
		Food & Beverage—4.7%
5,700,000		Mondelez International, Inc., 4.242% - 4.243%, 12/8/2022 - 12/15/2022	5,693,364
		Insurance—5.0%
6,000,000		UnitedHealth Group, Inc., 3.886%, 12/12/2022	5,992,172
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $39,635,214)	39,619,276
		ASSET-BACKED SECURITIES—17.6%
		Auto Receivables—10.0%
513,091		Chase Auto Credit Linked Notes 2020-2, Class C, 1.139%, 2/25/2028	497,677
185,996		Chase Auto Credit Linked Notes 2020-2, Class D, 1.487%, 2/25/2028	179,882
1,530,000		General Motors 2020-1, Class A, 0.680%, 8/15/2025	1,486,139
743,053		GM Financial Automobile Leasing Trust 2020-2, Class B, 1.560%, 7/22/2024	741,608
1,000,000	[2]	Hyundai Auto Lease Securitization Trust 2022 - C, Class A2B, 3.917% (30-DAY AVERAGE SOFR +0.700%), 1/15/2025	1,001,560
277,594		Santander Bank Auto Credit-Linked Notes 2021-1A, Class B, 1.833%, 12/15/2031	268,408
1,349,435		Santander Bank Auto Credit-Linked Notes 2022-B, Class C, 5.916%, 8/16/2032	1,343,967
238,477		Santander Drive Auto Receivables Trust 2022-2, Class A2, 2.120%, 10/15/2026	237,307
850,000		Santander Drive Auto Receivables Trust 2022-6, Class B, 4.720%, 6/15/2027	839,008
945,000		Santander Retail Auto Lease Trust 2020-A, Class D, 2.520%, 11/20/2024	928,427
850,000		Tesla Auto Lease Trust 2020-A, Class B, 1.180%, 1/22/2024	837,575
3,000,000		Tesla Auto Lease Trust 2020-A, Class D, 2.330%, 2/20/2024	2,953,233
725,000		World Omni Auto Receivables Trust 2019-A, Class D, 2.590%, 12/15/2025	710,372
		TOTAL	12,025,163
		Credit Card—1.7%
2,000,000		Evergreen Credit Card Trust 2022-CRT1, Class C, 6.190%, 7/15/2026	1,962,316
		Equipment Lease—2.7%
3,000,000		Dell Equipment Finance Trust 2020-2, Class D, 1.920%, 3/23/2026	2,945,988
300,000		Dell Equipment Finance Trust 2021-1, Class D, 1.030%, 11/23/2026	288,663
		TOTAL	3,234,651
		Other—3.2%
1,500,000	[2]	PFS Financing Corp. 2022-B, Class B, 4.067% (30-DAY AVERAGE SOFR +0.850%), 2/15/2026	1,495,038
393,430		Sofi Consumer Loan Program Trust 2021-1, Class A, 0.490%, 9/25/2030	384,853
2,000,000		Sofi Consumer Loan Program Trust 2022-1S, Class A, 6.210%, 4/15/2031	2,000,332
		TOTAL	3,880,223

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Student Loans—0.0%
$ 30,457		Navient Student Loan Trust 2018-A, Class A2, 3.190%, 2/18/2042	$ 29,977
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $21,477,581)	21,132,330
		CERTIFICATES OF DEPOSIT—4.5%
		Banking—4.5%
3,000,000	[2]	Bank of Montreal, 4.460% (SOFR +0.650%), 12/1/2022	3,000,685
1,000,000		MUFG Bank Ltd., 0.440%, 12/7/2022	999,336
1,500,000		Toronto Dominion Bank, 4.070%, 7/18/2023	1,487,550
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $5,500,000)	5,487,571
	[2]	CORPORATE BONDS—1.9%
		Finance - Automotive—1.3%
1,500,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 4.149% (SOFRINDX +0.650%), 12/29/2023	1,497,904
		Financial Institution - Finance Companies—0.6%
750,000		Air Lease Corp., Sr. Unsecd. Note, Series MTN, 3.642% (3-month USLIBOR +0.350%), 12/15/2022	749,632
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,250,000)	2,247,536
		OTHER REPURCHASE AGREEMENTS—25.1%
6,050,000		BNP Paribas S.A. 3.90%, dated 11/30/2022, interest in a $350,000,000 collateralized loan agreement will repurchase securities provided as collateral for $350,037,917 on 12/1/2022, in which asset-backed securities, collateralized mortgage obligations, corporate bond, medium-term notes and Sovereign with a market value of $357,038 ,675 have been received as collateral and held with BNY Mellon as tri-party agent.	6,050,000
6,050,000		ING Financial Markets LLC, 3.89%, dated 11/30/2022, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,005,403 on 12/1/2022, in which corporate bonds and medium-term notes with a market value of $51,005,686 have been received as collateral and held with BNY Mellon as tri-party agent.	6,050,000
938,000		Interest in $3,000,000,000 joint repurchase agreement 3.81%, dated 11/30/2022 under which Sumitomo Mitsui Banking Corp. will repurchase securities provided as collateral for $3,000,317,500 on 12/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/20/2052 and the market value of those underlying securities was $3,060,323,850.	938,000
5,050,000		MUFG Securities Americas, Inc., 3.97%, dated 11/30/2022, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,033,083 on 12/1/2022, in which American depositary receipts, common stocks, corporate bonds, exchange traded funds and unit investment trust with a market value of $306,034,512 have been received as collateral and held with BNY Mellon as tri-party agent.	5,050,000
6,050,000		Societe Generale, Paris 3.97%, dated 11/30/2022, interest in a $650,000,000 collateralized loan agreement will repurchase securities provided as collateral for $650,071,681 on 12/1/2022, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $663,173,021 have been received as collateral and held with BNY Mellon as tri-party agent.	6,050,000
6,050,000		Standard Chartered Bank, 3.89%, dated 11/30/2022, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,016,208 on 12/1/2022, in which treasury bonds and treasury notes with a market value of $153,016,533 have been received as collateral and held with BNY Mellon as tri-party agent.	6,050,000
		TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $30,188,000)	30,188,000
		INVESTMENT COMPANY—18.8%
22,614,490		Federated Hermes Institutional Money Market Management, Institutional Shares, 3.90%[3] (IDENTIFIED COST $22,608,466)	22,596,398
		TOTAL INVESTMENT IN SECURITIES—100.8% (IDENTIFIED COST $121,659,261)	121,271,111
		OTHER ASSETS AND LIABILITIES - NET—(0.8)%[4]	(986,351)
		TOTAL NET ASSETS—100%	$120,284,760

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended November 30, 2022, were as follows:
Federated Hermes Institutional Money Market Management, Institutional Shares
Value as of 8/31/2021	$22,600,921
Purchases at Cost	$—
Proceeds from Sales	$—
Change in Unrealized Appreciation/Depreciation	$(4,523)
Net Realized Gain/(Loss)	$—
Value as of 11/30/2022	$22,596,398
Shares Held as of 11/30/2022	22,614,490
Dividend Income	$203,361
The Fund invests in Federated Hermes Institutional Money Market Management (MMM), a diversified portfolio of Federated Hermes Money Market Obligations Trust (MMOT) which is also managed by the Adviser. MMOT is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The investment objective of MMM is to provide current income consistent with stability of principal. Income distributions from MMM are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of MMM, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. At November 30, 2022, MMM represents 18.8% of the Fund’s net assets. Therefore, the performance of the Fund is directly affected by the performance of MMM. Copies of MMM’s financial statements are available on the EDGAR Database on the SEC’s website or upon request from the Fund.
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.

The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed- income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Commercial Paper	$—	$39,619,276	$—	$39,619,276
Asset-Backed Securities	—	21,132,330	—	21,132,330
Certificates of Deposit	—	5,487,571	—	5,487,571
Corporate Bond	—	2,247,536	—	2,247,536
Other Repurchase Agreements	—	30,188,000	—	30,188,000
Investment Company	22,596,398	—	—	22,596,398
TOTAL SECURITIES	$22,596,398	$98,674,713	$—	$121,271,111

The following acronym(s) are used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
SOFR	—Secured Overnight Financing Rate